NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
Schedule of computation of our basic and diluted net loss per share attributable to common shareholders

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2020, 2019, and 2018 (in thousands):

	Year Ended December 31,
	2020	2019	2018
Basic net loss per share:
Numerator:
Net loss	$(286,760)	$(339,170)	$(239,929)
Minus: Deemed dividend	—	$—	7,224
Minus: Net income attributable to noncontrolling interests	$—	$1,847	$1,362
Net loss attributable to common shareholders – basic	$(286,760)	$(341,017)	$(248,515)
Denominator:
Weighted average shares outstanding – basic and diluted	109,301	79,977	78,564
Basic net loss per share	$(2.62)	$(4.26)	$(3.16)
Diluted net loss per share:
Numerator:
Net loss	$(286,760)	$(339,170)	$(239,929)
Minus: Deemed dividend	—	$—	7,224
Minus: Net income attributable to noncontrolling interests	$—	$1,847	$1,362
Minus: Gain on liability-classified warrants	$—	8,132	—
Net loss attributable to common shareholders – diluted	$(286,760)	$(349,149)	$(248,515)
Denominator:
Weighted average shares outstanding – basic and diluted	109,301	79,977	78,564
Diluted net loss per share	$(2.62)	$(4.37)	$(3.16)

Schedule of anti-dilutive securities were not included in the computation of diluted shares outstanding

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in thousands):

	Year Ended December 31,
	2020	2019	2018
Common Stock Warrants	19,933	3,370	3,366
Series D Preferred Stock Warrants	—	485	9,090
Series E Preferred Stock Warrants	—	121	—
RSUs	46,525	22,758	912
Options	24,158	36,609	44,066
Unvested Shares from Early Exercise	57	187	1,120
Restricted Shares	2,148	3,689	2,994
Redeemable convertible preferred stock	—	314,424	271,490
Total anti-dilutive securities	92,821	381,643	333,038